Income Taxes (Details) - Schedule of Current Income Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Current Income Tax Expenses [Abstract]
Federal
State		1
Foreign
Total income tax expense		$ 1